Share Based Payments	12 Months Ended
Jun. 30, 2026
Share Based Payments [Abstract]
Share Based Payments
24.	Share Based Payments

The Group had the following employee share ownership plans in place as at 30 June 2026:

Plans	Recipients	Outstanding awards
Recurring
Deferred Short-Term Incentive Plan (1)	Executive KMP and eligible employees	FY25, FY26
Employee Share Plan (2)	Eligible employees	FY25, FY26
Long-Term Incentive Plan (3)	Executive KMP and eligible employees	FY25, FY26
Non-recurring
Piedmont Stock Incentive Plan (4)	Eligible employees

(1)
Outstanding awards granted on 28 November 2024 and 21 November 2025 respectively, with vesting subject to service conditions only as annual performance hurdles were assessed at 30 June 2025 and 30 June 2026 respectively.

(2)	Outstanding awards granted on 31 December 2024 and 12 December 2025 respectively, with vesting subject to service conditions only.
(3)	Outstanding awards granted on 28 November 2024 and 21 November 2025 respectively, with vesting subject to performance and service conditions.
(4)	Outstanding awards granted on 29 August 2025, with vesting subject to service conditions only.

Except for replacement option awards granted under the Replacement Share & Option Award Plan, all equity awards are issued for nil consideration and take the form of rights to receive one ordinary share in Elevra Lithium Limited for each right granted, subject to performance and/or service conditions being met. Performance conditions include total shareholder return relative to a global comparator group of peers.

Equity awards do not confer any dividend or voting rights until they convert into ordinary shares at vesting, nor do they confer any rights to participate in a share issue. No equity awards are eligible for a Dividend Equivalent Payment.

(a)	Description of employee share ownership plans

Employee Share and Option Plan
On 16 November 2022, the Group established an Employee Share and Option Plan which enables the grant of equity rights and options to key management personnel, senior management and other eligible employees. Invitation to participate in the plan is at the absolute discretion of the Board.

The key terms and conditions related to grants under the plan are as follows:

•	the Board retains discretion to make decisions on the plan and set or amend terms and conditions; and
•	the vesting of equity rights and options will be conditional on the satisfaction of all vesting conditions attaching to the equity rights and options.

(i)	Recurring employee share ownership plans

The equity awards listed below are subject to the general conditions noted above and may be granted annually, subject to approval by shareholders at the Annual General Meeting for awards to the Managing Director and Chief Executive Officer and by the Board of Directors for all other awards to eligible employees:

Deferred Short-Term Incentive (STI) Plan

The Deferred Short-Term Incentive Plan is the Group’s short-term incentive plan for the Executive Leadership Team and other eligible employees. Awards are granted annually to eligible employees. Awards granted under the FY25 Deferred Short-Term Incentive Plan and FY26 Deferred Short-Term Incentive Plan will vest in October 2026 and September 2027 respectively, subject to participants remaining employed by the Group.

Employee Share Plan

The Employee Share Plan is the Group’s share plan for employees not eligible to participate in the Deferred Short-Term Incentive Plan or Long-Term Incentive Plan. Awards are granted annually to eligible employees. The second tranche of awards granted under the FY25 Employee Share Plan will vest in January 2027, subject to participants remaining employed by the Group. Awards granted under the FY26 Employee Share Plan will vest in January 2027, subject to participants remaining employed by the Group.

Long-Term Incentive (LTI) Plan

The Long-Term Incentive Plan is the Group’s long-term incentive plan for the Executive Leadership Team and other eligible employees. Awards are granted annually to eligible employees. Awards granted under the FY25 Long-Term Incentive Plan and FY26 Long-Term Incentive Plan are subject to performance and service conditions being satisfied over a three (3) year measurement period, with vesting to occur in August 2027 and August 2028 respectively.

(ii)	Non-recurring employee share ownership plans

The equity awards listed below are subject to the general conditions noted above and are either one-off or will not be granted on an ongoing basis:

Piedmont Stock Incentive Plan

In accordance with the terms of the Merger Agreement, the Group exchanged equity awards held by employees of Piedmont immediately prior to merger completion (acquiree awards) for equity awards in Elevra Lithium Limited. Piedmont Replacement Share Awards were granted in two tranches, with vesting of the first tranche accelerated to the date of merger completion. The second tranche of Piedmont Replacement Share Awards granted under the Piedmont Stock Incentive Plan will vest in January 2027, subject to participants remaining employed by the Group. Piedmont Replacement Option Awards granted under the Piedmont Stock Incentive Plan were issued at various exercise prices ranging from US$6.00 to US$19.50, with vesting accelerated to the date of merger completion.

Transitional Management Incentive Plan

The Transitional Management Incentive Plan is a one-off grant made to eligible employees to satisfy contractual employment obligations in place prior to implementation of the recurring employee share ownership plans noted above. No further awards are proposed to be granted under the Transitional Management Incentive Plan.

(b)	Employee Share Plan Trust

The Sayona Mining Limited Employee Share Plan Trust (the Trust) is a discretionary trust for the benefit of employees of Elevra Lithium Limited and its subsidiaries. The trustee of the Trust (CPU Share Plans Pty Limited) is an independent company, resident in Australia.

Generally, the Trust uses funds provided by Elevra Lithium Limited to acquire shares to enable awards to be made or satisfied under the Group’s employee share plans. Shares may be acquired by purchase in the market or by subscription at no less than market value on the date on which the shares are issued to the trustee.

(c)	Measurement of fair values

Share based payments to employees are measured at the fair value of the instruments issued. Share based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued if the fair value of the goods or services received cannot be reliably measured, and are recorded at the date the goods or services are received.

The fair value at grant date of equity-settled share awards is charged to the Consolidated Statement of Profit or Loss, net of tax, over the period for which the benefits of employee services are expected to be derived. The corresponding accrued employee entitlement is recorded in the share based payments reserve.

Where awards are forfeited because non-market-based vesting conditions are not satisfied, the expense previously recognised is proportionally reversed. If awards do not vest due to a market-based performance condition not being met, the expense is recognised in full and the share based payments reserve is released to retained earnings. Where shares in Elevra Lithium Limited are acquired by on-market purchases prior to settling the vested entitlement, the cost of the acquired shares is carried as treasury shares and deducted from equity. Where awards are satisfied by delivery of acquired shares, any difference between their acquisition cost and the cumulative remuneration expense recognised is charged directly to retained earnings, net of tax.

The fair value of non-market-based performance rights (i.e. Deferred Short-Term Incentive Plan, Employee Share Plan, Replacement Share Award Plan, Transitional Management Incentive Plan, and Equity-settled Transactions) is measured using the Black Scholes methodology and the fair value of market-based performance rights (i.e. Long-Term Incentive Plan) is measured using the Monte Carlo methodology. These methodologies consider the following:

•	Expected life of the award;
•	Current market price of the underlying shares;
•	Expected volatility (of the individual company and each peer group);
•	Expected dividends;
•	Risk-free interest rate; and
•	Market-based performance hurdles (performance rights only).

The expected volatility for all rights issued is based on the historical share price volatility of the Group at each respective grant date.

The inputs used in the measurement of the fair values at grant date were as follows:

Year ended 30 June 2026	Fair value at grant date $	Share price at grant date $	Expected volatility %	Expected life (in years)	Risk-free interest rate %
Recurring
FY25 Deferred STI Awards	3.12	3.12	80	1.92	3.957
FY26 Deferred STI Awards	3.17	3.17	80	1.85	3.689
FY25 Employee Share Awards	2.52	2.52	80	1.00 – 2.00	3.849 – 4.002
FY26 Employee Share Awards	4.56	4.56	80	1.05	3.953
FY25 LTI Awards	2.53	2.53	80	2.76	3.923
FY26 LTI Awards	2.74	3.17	76	2.77	3.747
Non-recurring
Piedmont Replacement Option Awards	0.96 – 1.85	2.55	85	N/A	3.767 – 4.076
Piedmont Replacement Share Awards	2.55	2.55	85	1.34	3.749

(d)	Reconciliation of outstanding equity rights

Year ended 30 June 2026	Equity rights at beginning of the year	Granted during the year	Vested during the year	Forfeited / lapsed during the year	Other net changes (1)	Equity rights at end of the year
Recurring
FY24 Deferred STI Awards	3,409,320	–	(22,730)	–	(3,386,590)	–
FY25 Deferred STI Awards	44,645,160	–	(35,281)	(18,419)	(44,347,524)	243,936
FY26 Deferred STI Awards	–	400,166	–	–	–	400,166
FY25 Employee Share Awards	74,314,040	2,160	(217,230)	(2,040,677)	(71,856,006)	202,287
FY26 Employee Share Awards	–	76,417	–	(8,623)	–	67,794
FY25 LTI Awards	95,304,360	–	–	(14,678)	(94,668,994)	620,688
FY26 LTI Awards	–	931,403	–	(6,462)	–	924,941
Non-recurring
FY24 Transitional Management Incentive Awards	49,987,640	–	(333,260)	–	(49,654,380)	–
Piedmont Replacement Share Awards (2)	–	748,826	(693,416)	(9,160)	–	46,250
Total outstanding rights	267,660,520	2,158,972	(1,301,917)	(2,098,019)	(263,913,494)	2,506,062

(1)	On 22 September 2025, the Company consolidated the number of rights on issue on a 150:1 basis, resulting in the conversion of every 150 rights into one right.
(2)
The Piedmont Replacement Share Awards are managed separately to all other awards granted under the Company’s shareholder approved Employee Share and Option Plan. These awards are managed under the terms of the Piedmont Stock Incentive Plan. The Company has been granted a waiver from ASX Listing Rule 6.23.4 to enable these awards to be settled through the allocation of shares in Elevra Lithium Limited. As such, these awards have not been included in the total number of unquoted equity securities disclosed to the ASX.

None of the awards listed above have an exercise price or are exercisable at 30 June 2026.

(e)	Reconciliation of outstanding options
Year ended 30 June 2026	Equity rights at beginning of the year	Granted during the year	Exercised during the year	Forfeited / lapsed during the year	Other net changes (1)	Equity rights at end of the year
Non-recurring
Equity-Settled Services (2)	2,234,482	–	–	(14,897)	(2,219,585)	–
Piedmont Replacement Option Awards (3)	–	2,153,470	(255,830)	–	–	1,897,640
Non-share based payments
Equity-Settled Transactions (4)	–	413,874,978	–	–	(405,818,300)	8,056,678
Total outstanding options	2,234,482	416,028,448	(255,830)	(14,897)	(408,037,885)	9,954,318

(1)
On 22 September 2025, the Company consolidated the number of options on issue on a 150:1 basis, resulting in the conversion of every 150 options into one option. The exercise price of the options was adjusted in inverse proportion to the consolidation ratio.

(2)
Equity-settled services relate to options granted to Jett Capital Advisors, LLC in respect of corporate advisory services undertaken for the Group. Options were granted on 28 November 2022 and lapsed on 28 November 2025.

(3)
The Piedmont Replacement Option Awards are managed separately to all other awards granted under the Company’s shareholder approved Employee Share and Option Plan. These awards are managed under the Piedmont Stock Incentive Plan. The Company has been granted a waiver from ASX Listing Rule 6.23.4 to enable these awards to be settled through the allocation of shares in Elevra Lithium Limited. As such, these awards have not been included in the total number of unquoted equity securities disclosed to the ASX.

(4)	Equity-settled transactions relate to options granted to Resource Capital Fund VIII L.P. and Waratah Capital Advisors Ltd.

Options do not confer any dividend or voting rights until they convert into ordinary fully paid shares. Each option is entitled to be converted into one ordinary share in Elevra Lithium Limited.

(f)	Expense recognised in profit or loss

The total share based payment expense recognised in respect of employee share ownership plans for the year ended 30 June 2026 was $3.7 million (2025: $1.7 million; 2024: ($0.2) million, including a ($0.2) million reversal of unvested awards), which is included within ‘Employee benefits expense’ in Note 7.